Average Annual Total Returns - Class D Shares - Janus Henderson Forty Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	39.13%	20.57%	16.66%	12.78%	May 01, 1997	36.54%	18.12%	13.58%	11.43%	May 01, 1997	24.91%	16.04%	12.74%	10.85%	May 01, 1997	38.49%	21.00%	17.21%	9.50%	18.40%	15.22%	13.88%	8.79%